Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Shareholder Fees:
Shareholder Fee, Other